SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule Of Common Shares Reserved For Future Issuances

As of December 31, 2025, the Company had reserved shares of common stock for future issuance as follows:

(in numbers of shares)	December 31, 2025
Shares underlying outstanding Pre-Funded Warrants	9,545,643
Common stock options outstanding (Note 13)	2,950,562
Shares available for future grant under 2023 Plan (Note 13)	188,100
Outstanding restricted stock units (Note 13)	450,916
Shares available for grant under the Employee Share Purchase Plan (Note 13)	62,419
Shares underlying other outstanding warrants	27,509
Shares available for future grant under 2024 Inducement Plan (Note 13)	111,251
13,336,400